Financial instruments (Details 13) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Jan. 15, 2018
Financial instruments [Line Items]
Tax ID No.	Total	Foreign
Company		SQM S.A.
Effective rate				3.25%
Notional amount	$ 148,728	$ 16,796
Current maturities	282,914	16,796
Borrowing costs	0	(1,651)
Total	280,578	15,145
NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	24,390	5,674
Current maturities	24,390	5,674
LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	258,524	11,122
Current maturities	$ 258,524	$ 11,122
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04-21-2020	04-21-2019
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	5.50%	5.50%
Effective rate	0.43%	0.95%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 252,674	$ 2,674
Current maturities	252,674	2,674
Borrowing costs	(386)	(386)
Total	252,288	2,288
Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	2,674
Current maturities	0	2,674
Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	252,674	0
Current maturities	$ 252,674	$ 0
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01-28-2020	01-28-2019
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.38%	4.38%
Effective rate	2.35%	2.75%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 4,648	$ 4,648
Current maturities	4,648	4,648
Borrowing costs	(433)	(433)
Total	4,215	4,215
Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	4,648	0
Current maturities	4,648	0
Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	4,648
Current maturities	$ 0	$ 4,648
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04-03-2020	04-03-2019
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	3.63%	3.63%
Effective rate	1.42%	1.77%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 2,658	$ 2,658
Current maturities	2,658	2,658
Borrowing costs	(614)	(614)
Total	2,044	2,044
Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	2,658
Current maturities	0	2,658
Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	2,658	0
Current maturities	$ 2,658	$ 0
Single Series Bond Four [Member]
Financial instruments [Line Items]
Company	SQM S.A.
Country	Chile
Notional amount	$ 2,869
Current maturities	2,869
Borrowing costs	(679)
Total	2,190
Single Series Bond Four [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0
Current maturities	0
Single Series Bond Four [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	2,869
Current maturities	$ 2,869
Single Series Bond Five [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9
Company	SQM S.A.
Country	Chile
Number of registration or ID of the instrument	-
Maturity date	05-07-2020
Currency or adjustment index	US$
Payment of interest	Semiannual
Nominal rate	4.25%
Effective rate	4.07%
Repayment	Upon maturity
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01-05-2020	01-05-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	4.90%	4.90%
Effective rate	1.36%	1.90%
Repayment	Semiannual	Semiannual
Notional amount	$ 17,166	$ 3,756
Current maturities	17,166	3,756
Borrowing costs	(139)	(139)
Total	17,027	3,617
Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	17,166	0
Current maturities	17,166	0
Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	3,756
Current maturities	$ 0	$ 3,756
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02-01-2020	02-01-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.80%	3.80%
Effective rate	2.41%	2.60%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 890	$ 934
Current maturities	890	934
Borrowing costs	(67)	(67)
Total	823	867
Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	890	0
Current maturities	890	0
Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	934
Current maturities	$ 0	$ 934
Series P bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01-15-2020	01-15-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.25%	3.25%
Effective rate	2.71%	3.07%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 1,686	$ 1,784
Current maturities	1,686	1,784
Borrowing costs	(12)	(12)
Total	1,674	1,772
Series P bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	1,686	0
Current maturities	1,686	0
Series P bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	1,784
Current maturities	$ 0	$ 1,784
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06-01-2020	06-01-2019
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.45%	3.45%
Effective rate	3.11%	3.34%	3.45%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 323	$ 342
Current maturities	323	342
Borrowing costs	(6)	0
Total	317	342
Series Q bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	342
Current maturities	0	342
Series Q bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	323	0
Current maturities	$ 323	$ 0